Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Land	$ 14,328	$ 14,328
Building and improvements	18,582	18,109
Machinery	41,154	39,530
Research and development equipment	25,155	23,030
Software	12,537	12,080
Office furniture and equipment	9,968	9,125
Others	23,516	19,362
Property, Plant and Equipment, Gross	145,240	135,564
Accumulated depreciation and amortization	(89,090)	(76,997)
Prepayment for purchases of equipment	1,121	2,021
Property, Plant and Equipment, Net	$ 57,271	$ 60,588